Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From / (Used in) Operating Activities
Net Income	$ 4,835	$ 131,015
Adjustments to reconcile net income to net cash from operating activities:
(Undistributed) / distributed income from unconsolidated entities	(4,127)	204
Deferred income taxes	103,085	15,633
Non-cash interest converted into equity	1,674	0
Share-based compensation costs	5,680	1,105
Depreciation	3,544	3,107
Changes in operating assets and liabilities:
(Increase) / decrease in receivables and other assets	(119,298)	31,323
Decrease in land and housing inventory	70,860	33,593
Decrease in accounts payable and other liabilities	(40,347)	(538)
Other	(2,909)	(195)
Net cash from operating activities	22,997	215,247
Cash Flows (Used in) / From Investing Activities
Investments in unconsolidated entities	(16,102)	(42,604)
Distributions from unconsolidated entities	12,222	7,668
Change in restricted cash	(1,762)	1,155
Net cash used in investing activities	(5,642)	(33,781)
Cash Flows (Used in) / From Financing Activities
Drawings under project specific and other financings	187,097	147,890
Repayments under project specific and other financings	(176,314)	(337,151)
(Repayments) / drawings on bank indebtedness	(63,819)	316,992
Drawings from affiliate	66,000	10,000
Net distributions to non-controlling interest and other interests in consolidated subsidiaries	(5,799)	(3,492)
Exercise of stock options	107	93
Purchase of common shares for escrowed stock plan	(19,280)
Dividends paid to preferred shareholders	(10,062)	(73)
Distributions		(319,720)
Other	2,532
Net cash used in financing activities	(19,538)	(185,461)
Decrease in cash and cash equivalents	(2,183)	(3,995)
Cash and cash equivalents at beginning of year	4,345	8,015
Foreign exchange on cash		325
Cash and cash equivalents at end of year	2,162	4,345
Supplemental Cash Flow Information
Interest paid	77,420	62,495
Income taxes recovered	$ 2,736	$ 42,842